Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2016
Supplement [Text Block]	jpmt_SupplementTextBlock
U.S. EQUITY FUNDS

JPMorgan U.S. Large Cap Core Plus Fund

(All Shares Classes)

(a series of JPMorgan Trust I)

Supplement dated May 22, 2017

to the Summary Prospectuses, Prospectuses and Statement of Additional Information

dated November 1, 2016, as supplemented

Effective May 24, 2017, the JPMorgan U.S. Large Cap Core Plus Fund will no longer be subject to a limited offering, and all limited offering disclosure relating to the Fund is deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan U.S. Large Cap Core Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock
U.S. EQUITY FUNDS

JPMorgan U.S. Large Cap Core Plus Fund

(All Shares Classes)

(a series of JPMorgan Trust I)

Supplement dated May 22, 2017

to the Summary Prospectuses, Prospectuses and Statement of Additional Information

dated November 1, 2016, as supplemented

Effective May 24, 2017, the JPMorgan U.S. Large Cap Core Plus Fund will no longer be subject to a limited offering, and all limited offering disclosure relating to the Fund is deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE